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NEW ENGLAND LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MA  02116-3700


April 30, 2008


VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:     New England Life Insurance Company
        New England Variable Annuity Separate Account
        American Growth Series
        File Nos. 033-85442/811-08828
        Rule 497(j) Certification
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Members of the Commission:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectus Supplements and Statement of Additional Information ("SAI") each dated April 28, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements and SAI contained in Post-Effective Amendment No. 21 for the Account filed electronically with the Commission on April 22, 2008.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,

/s/ John B. Towers

John B. Towers
Counsel
Metropolitan Life Insurance Company